BUSINESS COMBINATIONS - Completed Business Combinations (Details)		12 Months Ended
	Dec. 10, 2020 USD ($) agreement	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Aug. 14, 2020	Jul. 30, 2020
Business Acquisition [Line Items]
Percentage of controlling financial interest acquired	100.00%			100.00%	100.00%
Payments for acquisition		$ 2,565,700	$ 10,023,106
Little Havana Two
Business Acquisition [Line Items]
Percentage of controlling financial interest acquired	100.00%
Payments for acquisition	$ 4,125,000
Additional contingent payment	$ 875,000
Number of additional contingent payments | agreement	4
Contingent payments for achieving increasingly higher enrollment thresholds	$ 175,000
Revenue since acquisition	500,000
Net loss since acquisition	$ 300,000